Note 30 - Loans and Borrowings	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of loans borrowings [text block]
30	Loans and borrowings

	2024	2023

Balance January 1	–	–
Cashflows
Amounts received	3,000	–
Repayment - capital	(326)	–
Repayment - finance cost	(293)	–

Non-cashflows
Finance cost*	293	–

Balance December 31	2,674	–

* Finance cost are accounted for in note 15 on the effective interest rate method.

Current	1,174	–
Non-current	1,500	–
	2,674	–

	Currency	Nominal interest rate	Face Value	Carrying value
Unsecured bank loan - CABS	USD	8.25% + 12 months SOFR#	2,674	2,674

# Secured Overnight Funding Rates (“SOFR”)